Plant and Equipment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Plant and Equipment Text Block [Abstract]
Proceeds on disposals	$ 1,808	$ 1,418
Loss on disposal of plant and equipment	$ 14,804	$ 1,944